Expected credit loss measurement - Development of ECL allowances and provisions (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 551	$ 1,037	$ 29
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(99)	593	29
Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	651
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	612	378	$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	39	67
ECL movement with profit or loss impact
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(551)	(1,037)
ECL movement with profit or loss impact | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	169
ECL movement with profit or loss impact | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	175	(457)
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(74)	(136)
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(612)	(378)
ECL movement with profit or loss impact | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(39)	(67)
Net movement from new and derecognized transactions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	37	14
Net movement from new and derecognized transactions | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	30	(2)
Credit loss expense / (release)	(30)
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(21)	9
Credit loss expense / (release)	21
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	29	7
Net movement from new and derecognized transactions | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	0
Remeasurements with stage transfers
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(509)	(507)
Remeasurements with stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	32	42
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(53)	(149)
Credit loss expense / (release)	53
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(488)	(400)
Remeasurements with stage transfers | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	0
Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	305	(132)
Movements without profit or loss impact (write-off, FX and other) | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	68
Movements without profit or loss impact (write-off, FX and other) | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	237
Movements without profit or loss impact (write-off, FX and other) | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	37	17
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	31	(13)
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	353	(50)
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(116)	$ (86)
Write offs | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	348
FX and other movements | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (111)